Commitments and Contingencies - Additional Information (Details) - Feb. 28, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Other Commitments [Line Items]
Investment Company, Committed Capital	¥ 5,826	$ 840
Long-term investment obligations	¥ 17,500	$ 2,524